Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

Note 20: - Share-Based Payment

On July 24, 2011, the Company’s Board of Directors adopted the 2011 Israeli Share Option Plan. In September 2016, the Company’s Board of Directors approved an amendment to the plan, to include the issuance of restricted shares units (“RSU”) under the plan and renamed it the Israeli Share Award Plan (“2011 Plan”). In August 2021, the Company’s Board of Directors approved a 10-year extension of the 2011 Plan, through August 9, 2031, and adopted a few additional amendments to the 2011 Plan. The 2011 Plan was further amended in October 2022.

Options and RSU’s granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter. As of 2020, options and RSUs granted under the 2011 Plan generally vest in four equal annual installments of 25% each.

In February 2022, the Company’s Board of Directors adopted the U.S. Taxpayer Appendix to the 2011 Plan (the “U.S. Appendix”), which provides for the grant of options and RSU to persons who are subject to U.S. federal income tax. The U.S. Appendix provides for the grant to U.S. employees of options that qualify as incentive stock options (“ISOs”) under the U.S. Internal Revenue Code of 1986, as amended. The U.S. Appendix was approved by our shareholders at the annual general meeting held in December 2022.

a.	Expense recognized in the financial statements

The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:

	For the Year Ended December 31
	2024	2023	2022
	U.S. Dollar in thousands
Cost of revenues	$159	$249	$308
Research and development	96	167	204
Selling and marketing	177	238	254
General and administrative	435	660	372
Total share-based compensation	$867	$1,314	$1,138
b.	Share options granted:

On February 29, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 27,468 ordinary shares of the Company under the 2011 Plan and the US Appendix which were allocated as follows:

Under the Israeli Share Option Plan:

-	20,800 options to purchase the ordinary shares of the Company, at an exercise price of NIS 23.91 (USD 6.67) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousands.

Under the US Appendix:

-	6,668 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.62 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $18 thousands.

On July 21, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 15,081 ordinary shares of the Company, under the 2011 Plan and the US Appendix which were allocated as follows:

Under the Israeli Share Option Plan:

-	9,049 options to purchase the ordinary shares of the Company, at an exercise price of NIS 22.01 (USD 6.06) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $19 thousands.

Under the US Appendix:

-	6,032 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.07 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $15 thousands.
c.	Change of Awards during the Year

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

Under the Israeli Share Option Plan:

	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS
Outstanding at beginning of year	3,022,098	19.81	3,022,314	19.91	1,504,678	20.38
Granted	29,849	23.33	321,264	18.60	1,833,200	19.27
Exercised	(189,154)	18.49	(42,175)	19.04	(8,325)	16.47
Forfeited	(295,305)	20.90	(279,305)	19.57	(307,239)	19.14

Outstanding at end of year(1)	2,567,488	19.81	3,022,098	18.82	3,022,314	19.91
Exercisable at end of year(2)	1,518,437	20.25	1,412,709	19.83	1,049,329	20.38
The weighted average remaining contractual life for the share options		3.49		3.93		4.67

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.

(2)	The weighted average exercise price of the exercisable options at December 31, 2024, 2023 and 2022 translated into U.S. dollars as of the relevant exchange rate on those days is $5.55, $5.62, $5.79, respectively.

Under the US Appendix:

	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In USD		In NIS		In NIS
Outstanding at beginning of year	247,883	5.56	225,500	5.55	-	-
Granted	12,700	6.36	22,383	5.64	243,600	5.57
Exercised	-	-	-	-	-	-
Forfeited	(10,000)	5.36	-	-	(18,100)	5.82

Outstanding at end of year(1)	250,583	5.61	247,883	5.56	225,500	5.55
Exercisable at end of year	113,345	5.56	56,375	5.55	-	-
The weighted average remaining contractual life for the share options		4.06		5.00		5.90

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 6.62 Exercise is by net exercise method.
d.	The following table lists the number of RSUs and changes in RSUs grants during the year:

	Number of RSUs
	2024	2023	2022

Outstanding at beginning of year	1,875	14,705	49,561
Granted	-	-	-
End of restriction period	(1,875)	(12,444)	(31,608)
Forfeited	-	(386)	(3,248)

Outstanding at end of year	-	1,875	14,705
The weighted average remaining contractual life for the restricted share units	-	0.25	0.96

e.	Measurement of the fair value of share options:

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

	2024	2023	2022
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	29-38	26-38	23-40
Risk-free interest rate (%)	3.74-4.87	3.76-4.70	0.4-3.55
Contractual term of up to (years)	6.5	6.5	6.5
Weighted average share prices (NIS)	20.82-22.77	16.10-19.46	13.6-18.41
Expected average forfeiture rate (%)	8.5	8.5	8.5

Under the US Appendix:

	2024	2023	2022
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	38-43	34-47	27-47
Risk-free interest rate (%)	3.04-6.11	3.76-5.03	0.91-3.54
Contractual term of up to (years)	6.5	6.5	6.5
Weighted average share prices (USD)	5.88-6.30	4.22-5.55	4.8-5.37
Expected average forfeiture rate (%)	8.5	5-8.5	1.9-8.5